Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of Valuation Inputs on Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2021 USD ($)
Fair value	$ 6,168,000
Warrant Liabilities - January Warrants [Member]
Fair value	3,164,000
Warrant Liabilities - February Warrants [Member]
Fair value	$ 3,004,000